1997 SEMIANNUAL REPORT


IDS
Insured
Tax-Exempt
Fund


The goals of IDS Insured Tax-Exempt Fund, a part of IDS Special Tax-Exempt Series Trust, are to provide a high level of income generally exempt from federal income tax and preservation of shareholders' capital. The Fund invests primarily in securities that are insured as to their scheduled payment of principal and interest for at least as long as the securities are held in the Fund. Insured securities fluctuate in market value as interest rates change.


             AMERICAN EXPRESS Financial Advisors

             Distributed by American Express Financial Advisors Inc.

(icon of) shield with star

No-default
insurance

Any investment involves risks. For a municipal bond investor, there's the risk that the bondissuer could default on its payments. But there are bonds that are insured against default, and these are the ones that Insured Tax-Exempt Fund invests in. While this doesn't mean that shareholders are insulated from fluctuations in bond market values, it does ensure that all principal and interest due to investors will be paid. Along the way, shareholders enjoy regular income that is generally free from federal income tax.

Contents

From the chairman                            3
From the portfolio manager                   3
The Fund's ten largest holdings              5
Financial statements                         6
Notes to financial statements                9
Investments in securities                   24
Board members and officers                  42
IDS mutual funds                            43

 To our shareholders

      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when financial turmoil in Southeast Asia sparked a sharp decline in worldwide stock markets, including the U.S.

      That fact reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes more important if there's a major change in your financial situation or in the financial markets.



      William R. Pearce
      (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      From the portfolio manager

      A powerful rally by the U.S. bond market led to a very productive six months for the IDS Insured Tax-Exempt Fund. For investors in the Funds' Class A shares, the total return (which includes net asset value change and dividends) was 5.2% for the July through December 1997 period -- the first half of the fiscal year.

      Despite a continuation of solid economic growth, which many observers thought would put upward pressure on consumer prices, inflation remained remarkably tame throughout the six months. Bolstering the low-inflation outlook during November and December was the financial turmoil in Asian markets, which reinforced the case for falling prices of imported goods as well as somewhat slower economic growth in the U.S. In addition, the Asian situation spawned a "flight to quality" by foreign investors, who, seeking a safe haven for their investments, moved money into U.S. bonds, lending further support for the market.

      Rates down, bonds up

      As a result, long-term interest rates, aside from a moderate run-up in August, declined substantially during the period. In fact, yields on municipal bonds reached a 25-year low by year-end. Bond prices, which move in the opposite direction of interest rates, rose accordingly, boosting the Fund's net asset value. On the other hand, the rate decline ultimately depressed the Fund's dividend payments slightly. Compared to most municipal bond funds, however, the dividend level held up quite well.

      Looking at the technical factors in the market, the supply of new issues was substantial. Fortunately, demand from both institutional and individual buyers was equally strong. For the most part, I avoided purchasing bonds issued by states without income taxes, concentrating instead on securities issued by high-tax states. I kept a low level of cash reserves (5% or less) in the Fund, a strategy that enhanced overall performance during the period.

      As the second half of the fiscal year begins, inflation appears to remain well under control. Assuming that continues, the level of long-term interest rates shouldn't present a serious problem for the bond market in the months ahead. At the same time, given how much rates came down in 1997, I think a similar decline is unlikely this year. Therefore, I plan to continue my emphasis on maintaining the Fund's dividend, which I expect to provide the bulk of the return in 1998.



      Paul Hylle
      (picture of) Paul Hylle
      Paul Hylle
      Portfolio manager

To our shareholders

Class A
 6-month performance

(All figures per share)

Net asset value (NAV)

Dec. 31, 1997        $   5.64
June 30, 1997        $   5.51
Increase             $   0.13

Distributions
July 1, 1997 - Dec. 31, 1997

From income          $    .15
From capital gains   $     --
Total distributions  $    .15

Total return*           +5.2%**

Class B
 6-month performance

(All figures per share)

Net asset value (NAV)

Dec. 31, 1997        $   5.64
June 30, 1997        $   5.51
Increase             $   0.13

Distributions
July 1, 1997 - Dec. 30, 1997

From income          $    .13
From capital gains   $     --
Total distributions  $    .13

Total return*           +4.8%**

Class Y
 6-months performance

(All figures per share)

Net asset value (NAV)

Dec. 31, 1997        $   5.65
June 30, 1997        $   5.52
Increase             $   0.13

Distributions
July 1, 1997 - Dec. 31, 1997

From income          $    .15
From capital gains   $     --
Total distributions  $    .15

Total return*           +5.2%**


* The prospectus discusses the effect of sales charges, if any, on the various classes.

** The total return is a hypothetical investment in the Fund with all distributions reinvested.

 The Fund's ten largest holdings


                                       Percent                        Value
                        (of Fund's net assets)         (as of Dec. 31, 1997)

Brazos River Texas Authority Collateralized Pollution
Control Refunding Revenue Bonds Texas Utility Electric
Series 1992C A.M.T.
6.70% 2022                               3.28%                  $16,505,714


New York State Energy Resource & Development Authority Solid Waste Disposal Revenue Bonds New York State Electric & Gas Series A A.M.T.
5.70% 2028                               2.30                    11,569,393


Pittsburgh Pennsylvania Water & Sewer Authority
System Pre-refunded Revenue Bonds
Series 1991A
6.50% 2014                               2.18                    10,981,000


District of Columbia Metropolitan Washington Airports
Authority Airport System Revenue Bonds Series 1992A
A.M.T.
6.625% 2019                              2.06                    10,380,840


San Diego County California Certificate of Participation
Regional Authority Bonds Mt. Tower Inverse Floater
Series 1991
6.36% 2019                               1.93                     9,687,510


Colorado River Texas Municipal Water District
Water System Pre-refunded Revenue Bonds Series A
6.625% 2021                              1.90                     9,541,334


Harris County Texas Toll Road Senior Lien
Pre-refunded Revenue Bonds Series A
6.50% 2017                               1.81                     9,089,288


Austin Texas Combined Utilities System
Refunding Revenue Bonds Series 1994
5.75% 2024                               1.76                     8,836,345


Louisiana Energy & Power Authority Power Refunding
Revenue Bonds Rodemacher Unit 2 Series 1991
6.75% 2008                               1.52                     7,632,240


Houston Texas Water & Sewer System Junior Lien
Refunding Revenue Bonds Series 1997A
5.25% 2022                               1.43                     7,215,984


Note: The Fund's investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

(icon of) pie chart

The ten holdings listed here make up 20.17% of the Fund's net assets


      Financial statements

      Statement of assets and liabilities
      IDS Insured Tax Exempt Fund
      Dec. 31, 1997


                                  Assets

                                                                                                   (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $441,482,497)                                                              $490,555,266
 Cash in bank on demand deposit                                                                        418,302
 Accrued interest receivable                                                                         8,686,439
 Receivable for investment securities sold                                                           3,830,000
                                                                                                     ---------
 Total assets                                                                                      503,490,007
                                                                                                   -----------

                                  Liabilities

 Dividends payable to shareholders                                                                     336,674
 Payable for investment securities purchased                                                            93,750
 Accrued investment management services fee                                                              6,200
 Accrued distribution fee                                                                                  785
 Accrued service fee                                                                                     2,411
 Accrued transfer agency fee                                                                               584
 Accrued administrative services fee                                                                       551
 Other accrued expenses                                                                                 27,420
                                                                                                        ------
 Total liabilities                                                                                     468,375
                                                                                                       -------
 Net assets applicable to outstanding shares                                                      $503,021,632
                                                                                                  ============

                                  Represented by

 Shares of beneficial interest--$.01 par value (Note 1)                                           $    891,596
 Additional paid-in capital                                                                        467,431,292
 Excess of distributions over net investment income                                                    (16,947)
 Accumulated net realized gain (loss) (Note 6)                                                     (14,121,140)
 Unrealized appreciation (depreciation) on investments (Note 5)                                     48,836,831
                                                                                                    ----------
 Total-- representing net assets applicable to outstanding capital stock                          $503,021,632
                                                                                                  ============
 Net assets applicable to outstanding shares:             Class A                                 $464,696,809
                                                          Class B                                 $ 38,323,613
                                                          Class Y                                 $      1,210
 Net asset value per share of outstanding capital stock:  Class A shares      82,366,014          $       5.64
                                                          Class B shares       6,793,357          $       5.64
                                                          Class Y shares             214          $       5.65

See accompanying notes to financial statements.


      Statement of operations
      IDS Insured Tax Exempt Fund
      Six months ended Dec. 31, 1997


                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Interest                                                                                          $14,590,369
                                                                                                   -----------
 Expenses (Note 2):
 Investment management services fee                                                                  1,129,332
 Distribution fee-- Class B                                                                            130,727
 Transfer agency fee                                                                                   108,667
 Incremental transfer agency fee-- Class B                                                                 578
 Service fee
      Class A                                                                                          404,283
      Class B                                                                                           30,181
 Administrative services fees and expenses                                                             102,571
 Compensation of board members                                                                           4,084
 Custodian fees                                                                                          9,805
 Postage                                                                                                13,893
 Registration fees                                                                                      21,285
 Reports to shareholders                                                                                   729
 Audit fees                                                                                              9,000
 Other                                                                                                   2,246
                                                                                                         -----
 Total expenses                                                                                      1,967,381
      Earnings credits on cash balances (Note 2)                                                       (56,127)
                                                                                                       -------
 Total net expenses                                                                                  1,911,254
                                                                                                     ---------
 Investment income (loss) -- net                                                                    12,679,115
                                                                                                    ----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
      Security transactions (Note 3)                                                                 1,393,286
      Financial futures contracts                                                                   (1,451,011)
                                                                                                    ----------
 Net realized gain (loss) on investments                                                               (57,725)
 Net change in unrealized appreciation (depreciation) on investments                                12,410,562
                                                                                                    ----------
 Net gain (loss) on investments                                                                     12,352,837
                                                                                                    ----------
 Net increase (decrease) in net assets resulting from operations                                   $25,031,952
                                                                                                   ===========

See accompanying notes to financial statements.



      Financial statements

      Statements of changes in net assets
      IDS Insured Tax Exempt Fund


                                  Operations and distributions             Dec. 31, 1997         June 30, 1997

                                                                        Six months ended            Year ended
                                                                              (Unaudited)
 Investment income (loss)-- net                                             $ 12,679,115         $  27,183,042
 Net realized gain (loss) on investments                                         (57,725)           (1,176,907)
 Net change in unrealized appreciation (depreciation) on investments          12,410,562             8,442,998
                                                                              ----------             ---------
 Net increase (decrease) in net assets resulting from operations              25,031,952            34,449,133
                                                                              ----------            ----------
 Distributions to shareholders from:
      Net investment income
            Class A                                                          (12,345,192)          (25,736,641)
            Class B                                                             (789,352)           (1,211,996)
            Class Y                                                                  (32)                  (63)
                                                                                     ---                   ---
 Total distributions                                                         (13,134,576)          (26,948,700)
                                                                             -----------           -----------

                                  Share transactions (Note 4)

 Proceeds from sales
            Class A shares (Note 2)                                           20,881,302            34,091,690
            Class B shares                                                     7,367,841            13,289,699
 Reinvestment of distributions at net asset value
            Class A shares                                                     8,429,140            17,755,994
            Class B shares                                                       594,419               932,161
            Class Y shares                                                            32                    63
 Payments for redemptions
            Class A shares                                                   (37,985,323)          (87,518,045)
            Class B shares (Note 2)                                           (1,858,171)           (3,979,528)
                                                                              ----------            ----------
 Increase (decrease) in net assets from share transactions                    (2,570,760)          (25,427,966)
                                                                              ----------           -----------
 Total increase (decrease) in net assets                                       9,326,616           (17,927,533)
 Net assets at beginning of period                                           493,695,016           511,622,549
                                                                             -----------           -----------
 Net assets at end of period                                                $503,021,632          $493,695,016
                                                                            ============          ============
 Undistributed (excess of distributions over) net investment income         $    (16,947)         $    438,514
                                                                            ------------          ------------

See accompanying notes to financial statements.

      Notes to financial statements

      IDS Insured Tax-Exempt Fund
      (Unaudited as to Dec. 31, 1997)

  1

Summary of
significant
accounting policies



      IDS Special Tax-Exempt Series Trust was organized as a Massachusetts business trust April 7, 1986. IDS Special Tax-Exempt Series Trust is a "series fund" that is currently composed of six individual funds, including IDS Insured Tax-Exempt Fund. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has unlimited authorized shares of beneficial interest.

      The Fund invests primarily in securities that are insured as to their scheduled payment of principal and interest for at least as long as the securities are held in the Fund. Insured securities fluctuate in market value as interest rates change. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


      Significant accounting policies followed by the Fund are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national markets systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to share-holders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

      At Dec. 31, 1997, American Express Financial Corporation (AEFC) owned 214 Class Y shares.

 2

Expenses and
sales charges

      Effective March 20, 1995, the Fund entered into agreements with AEFC for managing its portfolio, providing administrative services and serving as transfer agent. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

      Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

     oClass A $15.50
     oClass B $16.50
     oClass Y $15.50

      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and commencing on May 9, 1997, the fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $496,966 for Class A and $22,360 for Class B for the six months ended Dec. 31, 1997.

      During the six months ended Dec. 31, 1997, the Fund's custodian and transfer agency fees were reduced by $56,127 as a result of earnings credits from overnight cash balances.

 3

Securities
transactions

      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $47,339,398 and $62,650,643, respectively, for the six months ended Dec. 31, 1997. Realized gains and losses are determined on an identified cost basis.


  4

Share
transactions

      Transactions in shares of the Fund for the periods indicated are as follows:

                                            Six months ended Dec. 31, 1997
                                         Class A        Class B       Class Y

      Sold                             3,748,428      1,321,477            --

      Issued for reinvested            1,509,964        106,476             6
        distributions

      Redeemed                        (6,812,418)      (333,717)           --
                                      ----------       --------          -----

      Net increase (decrease)         (1,554,026)     1,094,236             6


                                               Year ended June 30, 1997
                                         Class A       Class B         Class Y

      Sold                             6,218,449     2,423,964             --

      Issued for reinvested            3,241,482       170,206             11
        distributions

      Redeemed                       (15,964,818)     (726,159)            --
                                     -----------      --------           -----

      Net increase (decrease)         (6,504,887)    1,868,011             11


  5

Interest rate
futures contracts

      At Dec. 31, 1997, investments in securities included securities valued at $6,524,036 that were pledged as collateral to cover initial margin deposits on 200 open sales contracts. The market value of the open contracts at Dec. 31, 1997 was $24,625,000 with a net unrealized loss of $235,938. See Summary of significant accounting policies.

  6

Capital loss
carryover

      For federal income tax purposes, the Fund had a capital loss carryover of $824,794 at June 30, 1997, that will expire in 2005 if not offset by subsequent capital gains. It is unlikely the board will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expires.

      Notes to financial statements

      IDS Insured Tax-Exempt Fund


7. Financial highlights

The  tables  below  show  certain  important  financial   information  for
evaluating the Fund's results.

Fiscal period ended June 30,
Per share income and capital changesa
                                                                      Class A
                                 1997b     1997    1996   1995   1994     1993     1992   1991    1990   1989c   1988

Net asset value,                 $5.51    $5.43   $5.40  $5.35  $5.63    $5.33    $5.04  $4.96   $5.00   $4.86  $4.73
beginning of period
                                       Income from investment operations:
Net investment income (loss)       .15      .30     .30    .30    .30      .30      .31    .32     .31     .16    .31

Net gains (losses)                 .13      .07     .03    .05   (.28)     .30      .29    .08   (.04)     .14    .14
(both realized
and unrealized)

Total from investment              .28      .37     .33    .35    .02      .60      .60    .40     .27     .30    .45
operations
                                       Less distributions:
Dividends from net                (.15)    (.29)   (.28)  (.30)  (.30)    (.30)    (.31)  (.32)   (.31)   (.16)  (.32)
investment income

Distributions from                  --       --    (.02)    --     --       --       --     --      --      --     --
realized gains

Total distributions              (.15)    (.29)    (.30)  (.30)  (.30)    (.30)    (.31)  (.32)   (.31)   (.16)  (.32)

Net asset value,                 $5.64    $5.51   $5.43  $5.40  $5.35    $5.63    $5.33  $5.04   $4.96   $5.00  $4.86
end of period
                                       Ratios/supplemental data
                                                                      Class A
                                 1997b     1997    1996   1995   1994     1993     1992   1991    1990   1989c   1988

Net assets, end of                $465     $462    $491   $505   $525     $464     $308   $195    $133     $79    $55
period (in millions)

Ratio of expenses to              .73%d    .74%    .75%   .66%   .65%     .65%     .67%   .67%    .69%    .72%d  .77%
average daily net assetse

Ratio of net income (loss)       5.10%d   5.42%   5.16%  5.66%  5.32%    5.53%    6.06%  6.36%   6.44%   6.60%d 6.55%
to average daily net assets

Portfolio turnover rate            10%      33%     52%    53%    37%       5%      11%     8%     24%     19%    33%
(excluding short-term
securities)

Total returnf                     5.2%     7.1%    6.3%   6.7%    .3%    11.7%    12.3%   8.1%    5.6%    6.4%   9.7%


      aFor a share outstanding throughout the period. Rounded to nearest cent.

      bSix months ended Dec. 31, 1997 (Unaudited).

      cThe Fund's fiscal year-end was changed from Dec. 31 to June 30, effective
      1989.

      dAdjusted to an annual basis.

      eEffective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

      fTotal return does not reflect payment of a sales charge.



Fiscal period ended June 30,

Per share income and capital changesa
                                               Class B                                 Class Y
                                 1997c      1997    1996    1995b          1997c    1997    1996   1995b

Net asset value,                 $5.51     $5.43   $5.40    $5.47          $5.52   $5.44   $5.41   $5.47
beginning of period
                                       Income from investment operations:
Net investment income (loss)       .13       .25     .26      .09            .15     .30     .31     .08

Net gains (losses)                 .13       .08     .03     (.07)           .13     .08     .03    (.06)
(both realized
and unrealized)
Total from investment              .26       .33     .29      .02            .28     .38     .34     .02
operations
                                       Less distributions:
Dividends from net                (.13)     (.25)   (.24)    (.09)          (.15)   (.30)   (.29)   (.08)
investment income

Distributions from                  --        --    (.02)      --             --      --    (.02)     --
realized gains

Total distributions               (.13)     (.25)   (.26)    (.09)          (.15)   (.30)   (.31)   (.08)

Net asset value,                 $5.64     $5.51   $5.43    $5.40          $5.65   $5.52   $5.44   $5.41
end of period
                                       Ratios/supplemental data

                                                 Class B                                 Class Y
                                  1997c     1997    1996    1995b          1997c    1997    1996   1995b

Net assets, end of                 $38       $31     $21      $6            $--     $--     $--     $--
period (in millions)

Ratio of expenses to             1.49%d    1.50%   1.51%   1.49%d          .67%d    .58%    .57%   .54%d
average daily net assetse

Ratio of net income (loss)       4.35%d    4.71%   4.42%   4.72%d         5.13%d   5.78%   5.32%  5.38%d
to average daily net assets

Portfolio turnover rate            10%       33%     52%     53%            10%      33%     52%    53%
(excluding short-term
securities)
Total returnf                     4.8%      6.3%    5.5%     .4%           5.2%     7.3%    6.4%    .4%

      aFor a share outstanding throughout the period. Rounded to the nearest cent.

      bInception date was March 20, 1995.

      cSix months ended Dec. 31, 1997 (Unaudited).

      dAdjusted to an annual basis.

      eEffective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

      fTotal return does not reflect payment of a sales charge.


      Investments in securities

      IDS Insured Tax-Exempt Fund                                                        (Percentages represent
      Dec. 31, 1997 (Unaudited)                                                            value of investments
                                                                                         compared to net assets)


 Municipal bonds (97.4%)

 Name of issuer and                                       Coupon      Maturity       Principal          Value(a)
 title of issue (b,c,d)                                     rate          year          amount



 Alabama (0.7%)
 Mobile General Obligation Capital Improvement
    Warrants Convention Center Pre-refunded Bonds
    Series 1990 (AMBAC Insured)                            7.125%        2020       $3,000,000       $3,282,960

 Alaska (1.7%)
 North Slope Borough Capital Appreciation
    Unlimited General Obligation Bonds
    Zero Coupon Series 1995A (MBIA Insured)                5.61          2006        5,300,000(f)     3,582,800
 North Slope Borough General Obligation Bonds
    Zero Coupon Series 1996B (MBIA Insured)                5.72          2007        8,000,000(f)     5,116,880
 Total                                                                                                8,699,680

 Arizona (1.9%)
 Chandler Water & Sewer Refunding Revenue Bonds
    Series 1991 (FGIC Insured)                             7.00          2012        1,250,000        1,367,225
 Health Facilities Authority Hospital System
    Refunding Revenue Bonds Phoenix Baptist Hospital
    Series 1992 (MBIA Insured)                             6.25          2011        1,650,000        1,833,942
 Phoenix Civic Improvement Wastewater System Lease
    Refunding Revenue Bonds (Secondary MBIA Insured)       4.75          2023        4,500,000        4,258,260
 State University Research Park Development
    Refunding Bonds Series 1995 (MBIA Insured)             5.00          2021        1,975,000        1,940,181
 Total                                                                                                9,399,608

 Arkansas (0.3%)
 Jonesboro Residential Housing & Health Care
    Facility Board St. Bernard's Regional Medical Center
    Hospital Refunding Revenue & Construction Bonds
    Series 1996B (AMBAC Insured)                           5.90          2016        1,200,000        1,292,280

 California (11.8%)
 Contra Costa Water District Revenue Bonds
    Series 1994G (MBIA Insured)                            5.50          2019        4,675,000        4,801,926
 Desert Sands Unified School District Convertible Capital
    Appreciation Certificates Zero Coupon Series 1995
    (FSA Insured)                                          6.45          2001        3,000,000(g)     2,719,260
 Eastern Municipal Water District Riverside County
    Water & Sewer Pre-refunded Revenue
    Certificates of Participation Series 1991
    (FGIC Insured)                                         6.50          2020        5,460,000        5,996,773
 Fontana Unified School District San Bernardino County
    General Obligation Convertible Capital Appreciation
    Bonds Series 1990C (FGIC Insured)                      6.15          2020        6,000,000        6,632,280
 Fresno Health Facility Revenue Bonds
    Holy Cross-St. Agnes (Secondary MBIA Insured)          6.625         2021        2,000,000        2,194,520
 Los Angeles Department of Airports Revenue Bonds
    Los Angeles International Airport Series D
    (FGIC Insured) A.M.T.                                  5.50          2015        2,000,000        2,066,420
 Los Angeles Department of Water & Power Waterworks
    Refunding Revenue Bonds Series 2
    (Secondary FGIC Insured)                               4.50          2023        2,000,000        1,816,940
 Northern California Transmission Select Auction
    Variable Rate Security & Residual Interest
    Revenue Bonds Inverse Floater (MBIA Insured)           5.50          2024        2,500,000(h)     2,534,350
 Oceanside Certificate of Participation Refunding Bonds
    Oceanside Civic Center (MBIA Insured)                  5.25          2019        1,730,000        1,727,699
 Rural Home Mortgage Financing Authority
    Single Family Mortgage Revenue Bonds
    3rd Series 1997A (GNMA Insured) A.M.T.                 6.25          2029        1,500,000        1,697,550
 San Diego County Certificate of Participation
    Regional Authority Bonds Mt. Tower
    Inverse Floater Series 1991 (MBIA Insured)             6.36          2019        9,000,000(h)     9,687,510
 San Jose Redevelopment Agency Merged Area
    Redevelopment Tax Allocation Bonds Series 1993
    (MBIA Insured)                                         4.75          2024        2,400,000        2,261,736
 San Jose Redevelopment Agency Tax Allocation Bonds
    Series 1997 (MBIA Insured)                             5.50          2017        1,000,000        1,038,160
 San Mateo County Joint Power Financing Authority
    Lease Revenue Bonds San Mateo County
    Health Center Series 1994A (FSA Insured)               5.75          2022        1,500,000        1,571,010
 State Public Works Board Lease Revenue Bonds
    Department of Correction Substance Abuse
    Treatment Facility & State Prison at Corcoran
    Series 1996A (AMBAC Insured)                           5.25          2021        2,000,000        2,001,300
 State Public Works Board Lease Revenue Bonds
    University of California Series A (AMBAC Insured)      6.40          2016        2,000,000        2,235,820
 State Unlimited Tax General Obligation Bonds
    (Secondary FGIC Insured)                               4.75          2023        2,500,000        2,361,700
 Statewide Community Development Authority
    Certificate of Participation
    Sutter Health Obligated Group (MBIA Insured)           5.50          2022        5,750,000        5,887,655
 Total                                                                                               59,232,609

Colorado (2.8%)
 Denver City & County Airport Revenue Bonds Series B
    (MBIA Insured)                                         5.25          2023        5,000,000        4,999,700
 Denver City & County Airport Revenue Bonds Series B
    (MBIA Insured) A.M.T.                                  5.75          2017        4,290,000(i)     4,490,343
 Douglas County School District General Obligation
    Improvement Bonds Series 1994A (MBIA Insured)          6.50          2016        1,500,000        1,681,755
 Larimer County School District R-1 Certificate of
    Participation Series 1997 (MBIA Insured)               5.65          2016        1,000,000(i)     1,062,390
 Larimer Weld & Boulder Counties School District R-2J
    Thompson Unlimited General Obligation Capital
    Appreciation Bonds Zero Coupon Series 1997
    (FGIC Insured)                                         5.45          2011        2,000,000(f)     1,001,220
 Larimer Weld & Boulder Counties School District R-2J
    Thompson Unlimited General Obligation Capital
    Appreciation Bonds Zero Coupon Series 1997
    (FGIC Insured)                                         5.50          2012        1,400,000(f)       662,116
 Total                                                                                               13,897,524

 Delaware (0.2%)
 Health Facilities Authority Refunding Revenue Bonds
    Medical Center of Delaware Series 1989
    (MBIA Insured)                                         7.00          2015        1,000,000        1,062,650

 District of Columbia (3.0%)
 College Revenue Bonds Association of American
    Medical Colleges Series 1997A                          5.375         2027        2,500,000        2,522,425
 Howard University Revenue Bonds Series A
    (MBIA Insured)                                         8.00          2017           60,000           61,396
 Metropolitan Washington Airports Authority Airport
    System Revenue Bonds Series 1992A
    (MBIA Insured) A.M.T.                                  6.625         2019        9,420,000       10,380,840
 Unlimited Tax General Obligation Refunding Bonds
    Series B-2 (FSA Insured)                               5.50          2010        2,000,000        2,133,600
 Total                                                                                               15,098,261

 Florida (2.1%)
 Alachua County Public Improvement Refunding
    Revenue Bonds (FSA Insured)                            5.125         2021        2,000,000        1,976,980
 Department of Transportation Turnpike Revenue Bonds
    Series 1991A (AMBAC Insured)                           6.25          2020        1,250,000        1,338,488
 Fort Myers Utility System Refunding Revenue Bonds
    Series 1989A (BIG Insured)                             6.00          2019        2,000,000        2,058,280
 Gulf Breeze Local Government Loan Program Boca Raton
    Series 1985E (FGIC Insured)                            7.75          2015        2,000,000        2,168,220
 Osceola County Transportation Pre-refunded
    Revenue Bonds Series 1988A (FGIC Insured)              7.70          2013        1,215,000        1,251,085
 State Correctional Privatization Commission
    Certificate of Participation 350 Bed Youthful
    Columbia Series A (AMBAC Insured)                      5.00          2017        1,900,000        1,879,803
 Total                                                                                               10,672,856

 Georgia (3.9%)
 Atlanta Metropolitan Rapid Transit Authority Sales Tax
    Pre-refunded Revenue Bonds Series L
    (AMBAC Insured)                                        7.20          2020        3,000,000        3,199,500
 Chatham County Hospital Authority Revenue Bonds
    Memorial Medical Center Series 1990A
    (MBIA Insured)                                         7.00          2021        4,500,000        4,945,905
 Cherokee County Water & Sewer Authority
    Water & Sewer Revenue Bonds Series 1995
    (MBIA Insured)                                         5.20          2025        5,000,000        5,159,200
 Fulton County Water & Sewer Revenue Bonds
    (FGIC Insured)                                         6.375         2014        3,250,000        3,785,307
 Richmond County Water & Sewer Refunding Revenue
    Improvement Bonds Series 1996A (FGIC Insured)          5.25          2028        2,500,000        2,503,850
 Total                                                                                               19,593,762

 Hawaii (0.2%)
 Harbor System Revenue Bonds
    Series 1997 (MBIA Insured) A.M.T.                      5.50          2027        1,000,000        1,025,720

 Illinois (2.5%)
 Chicago O'Hare International Airport General Revenue
    Bonds Series 1990A (AMBAC Insured) A.M.T.              7.50          2016        2,000,000        2,148,140
 Chicago O'Hare International Airport Terminal
    Revenue Bonds (MBIA Insured) A.M.T.                    7.625         2010        3,000,000        3,226,320
 Chicago Public Building Commission Pre-refunded
    Revenue Bonds Series 1989A (FGIC Insured)              7.75          2006        1,000,000        1,058,670
 Chicago Public Building Commission Pre-refunded
    Revenue Bonds Series 1990A (MBIA Insured)              7.125         2015        5,000,000        5,421,200
 St. Clair County Public Community Building
    Capital Appreciation Revenue Bonds
    Zero Coupon Series 1997B (FGIC Insured)                5.95          2014        2,000,000(f)       843,380
 Total                                                                                               12,697,710

 Indiana (2.2%)
 Educational Facilities Authority Pre-refunded Bonds
    Valparaiso University (BIG Insured)                    7.80          2008          500,000          524,855
 Marion County Hospital Authority Refunding
    Revenue Bonds Methodist Hospital Series 1989
    (MBIA Insured)                                         6.50          2013        4,000,000        4,465,800
 State Health Facility Finance Authority Hospital
    Refunding Revenue Bonds Columbus Regional
    Hospital Series 1993 (CGIC Insured)                    7.00          2015        5,000,000        6,188,800
 Total                                                                                               11,179,455

 Kansas (0.4%)
 Sedgwick & Shawnee Counties Single Family
    Housing Revenue Mortgage Backed Securities
    1st Series 1997A (MBIA Insured) A.M.T.                 5.50          2029        2,000,000        2,196,240

 Louisiana (1.5%)
 Energy & Power Authority Power Refunding
    Revenue Bonds Rodemacher Unit 2 Series 1991
    (FGIC Insured)                                         6.75          2008        7,000,000(i)     7,632,240

 Maine (0.4%)
 State Turnpike Authority Turnpike Revenue Bonds
    (MBIA Insured)                                         6.00          2018        1,790,000        1,936,082

 Massachusetts (5.1%)
 Boston Water & Sewer Commission Revenue Bonds
    General Subordinate Series A (BIG Insured)             6.00          2008        2,500,000        2,544,375
 Health & Educational Authority Revenue Bonds
    Valley Regional Health System Series C
    (Connie Lee Insured)                                   5.75          2018        1,500,000        1,567,620
 Health & Educational Facilities Authority
    Pre-refunded Revenue Bonds
    Lahey Clinic Medical Center (MBIA Insured)             7.625         2018        2,200,000        2,285,602
 Health & Educational Facilities Authority Pre-refunded
    Revenue Bonds Northeastern University
    Series 1989C (AMBAC Insured)                           7.10          2006        1,000,000        1,069,590
 Health & Educational Facilities Authority
    Revenue Bonds Cape Cod Health System
    Series A (Connie Lee Insured)                          5.25          2021        4,000,000        3,967,480
 Industrial Finance Agency Revenue Bonds
    Brandeis University (MBIA Insured)                     6.80          2019        1,700,000        1,806,794
 Municipal Wholesale Electric Power Supply System
    Refunding Revenue Bonds Series B (MBIA Insured)        4.75          2011        5,250,000        5,170,357
 State Bay Transportation Authority Series B
    (AMBAC Insured)                                        5.375         2025        4,000,000        4,033,400
 State Turnpike Authority Metropolitan Highway
    System Senior Lien Revenue Bonds Toll Road
    Series 1997A (MBIA Insured)                            5.00          2037        1,000,000          966,730
 State Water Resource Authority Revenue Bonds
    Series A (MBIA Insured)                                5.50          2022        2,000,000        2,029,580
 Total                                                                                               25,441,528

 Michigan (3.2%)
 Almont Community Schools
    Unlimited Tax General Obligation Bonds
    Series 1996 (FGIC Insured)                             5.375         2022        1,900,000        1,920,824
 Battle Creek Downtown Development Authority
    Tax Allocation Refunding Revenue Bonds
    Series 1997 (MBIA Insured)                             5.00          2017        1,000,000          980,500
 Genesee County Sewer Disposal System 3
    Limited Tax General Obligation Bonds
    Series A (AMBAC Insured)                               5.50          2016        1,400,000        1,456,056
 Iron Mountain School Unlimited Tax General
    Obligation Refunding Bonds (AMBAC Insured)             5.125         2021        1,500,000        1,476,810
 Kalamazoo Hospital Finance Authority Refunding &
    Improvement Bonds Bronson Methodist Hospital
    (Secondary MBIA Insured)                               6.25          2012        3,000,000        3,280,050
 Lincoln Park School District County of Wayne
    School Building & Site General Obligation Bonds
    Series 1996 (FGIC Insured)                             5.90          2026        1,500,000        1,604,085
 Monroe County Pollution Control Refunding Bonds
    Detroit Edison Series I-B (MBIA Insured) A.M.T.        6.55          2024        5,000,000        5,510,900
 Total                                                                                               16,229,225

 Minnesota (2.1%)
 Southern Minnesota Municipal Power Agency
    Power Supply System Refunding Revenue Bonds
    Series A (Secondary FGIC Insured)                      4.75          2016        4,250,000        4,071,330
 Southern Minnesota Municipal Power Agency
    Power Supply System Refunding Revenue Bonds
    Zero Coupon (MBIA Insured)                             6.12          2021        6,000,000(f)     1,809,600
 Western Municipal Power Agency Transmission
    Pre-refunded Revenue Bonds Series 1991
    (AMBAC Insured)                                        6.75          2016        4,500,000        4,873,185
 Total                                                                                               10,754,115

 Mississippi (0.6%)
 Alcorn County Hospital Refunding Revenue Bonds
    Magnolia Regional Hospital Center (AMBAC Insured)      5.75          2013        1,000,000        1,074,170
 State Home Single Family Mortgage Revenue Bonds
    Series 1997H (GNMA & FNMA Insured) A.M.T.              5.50          2029        2,000,000        2,182,300
 Total                                                                                                3,256,470

 Montana (1.9%)
 Forsyth Rosebud County Pollution Refunding
    Revenue Bonds Puget Sound Power & Light
    (AMBAC Insured) A.M.T.                                 7.25          2021        4,000,000        4,407,280
 State Board of Investments Payroll Tax Bonds Worker's
    Compensation Program Series 1991 (MBIA Insured)        6.875         2020        4,750,000        5,404,923
 Total                                                                                                9,812,203

 Nevada (1.0%)
 Clark County Passenger Facility Charge Revenue Bonds
    Las Vegas McCarren Airport Series B
    (Secondary AMBAC Insured) A.M.T.                       5.50          2025        5,000,000        5,049,200

 New Hampshire (1.1%)
 Industrial Development Authority Pollution Control
    Revenue Bonds Light & Power
    Series 1989 (AMBAC Insured) A.M.T.                     7.375         2019        5,000,000(i)     5,362,300

 New Jersey (0.1%)
 Bayonne Municipal Utilities Authority Water System
    Revenue Bonds Series 1997 (MBIA Insured)               5.00          2017          585,000          575,839

 New Mexico (0.2%)
 Santa Fe Water Revenue Bonds (AMBAC Insured)              6.30          2024        1,000,000        1,111,430

 New York (8.0%)
 Dormitory Authority City University System
    Consolidated 3rd Resolution Revenue Bonds
    2nd Series 1994 (MBIA Insured)                         6.25          2019        2,500,000        2,736,850
 Metropolitan Transportation Authority Commuter Facility
    Service Contract Bonds Series L (AMBAC Insured)        7.50          2017        1,300,000        1,348,581
 New York City Municipal Water Finance Authority
    Water & Sewer System Revenue Bonds Series A
    (Secondary MBIA Insured)                               5.50          2023        5,000,000        5,113,300
 State Dormitory Authority State University Education
    Facility Revenue Bonds (Secondary AMBAC Insured)       5.25          2015        2,700,000        2,812,725
 State Energy Resource & Development Authority
    Gas Facility Revenue Bonds Brooklyn Union Gas
    (MBIA Insured) A.M.T.                                  5.60          2025        4,500,000        4,630,455
 State Energy Resource & Development Authority
    Pollution Control Bonds Series 1987A
    (MBIA Insured) A.M.T.                                  6.15          2026        3,000,000        3,234,870
 State Energy Resource & Development Authority
    Pollution Control Refunding Revenue Bonds
    Rochester Gas & Electric (MBIA Insured) A.M.T.         6.50          2032        4,000,000        4,364,880
 State Energy Resource & Development Authority
    Solid Waste Disposal Revenue Bonds
    New York State Electric & Gas Series A
    (MBIA Insured) A.M.T.                                  5.70          2028       11,210,000       11,569,393
 State Urban Development Corporation Correctional
    Capital Facilities Lease Revenue Bonds
    Series 1995-96 (AMBAC Insured)                         5.375         2025        3,000,000        3,038,190
 State Urban Development Correctional Facilities
    Pre-refunded Revenue Bonds Series 1 (FSA Insured)      7.50          2020        1,500,000        1,629,495
 Total                                                                                               40,478,739

 North Carolina (1.1%)
 Charlotte Pre-refunded Certificates of Participation
    Convention Facility Series 1991 (AMBAC Insured)        6.75          2021        3,150,000        3,508,879
 Concord Certificate of Participation Series B
    (MBIA Insured)                                         5.75          2016        1,480,000        1,571,923
 Fayetteville Financial Corporation Installment Payment
    Revenue Bonds Series 1996 (MBIA Insured)               5.625         2014          300,000          318,084
 Total                                                                                                5,398,886

 North Dakota (0.9%)
 Fargo Health System Meritcare Obligated Group A
    Revenue Bonds (MBIA Insured)                           5.375         2027        4,350,000        4,373,751

 Ohio (1.2%)
 Lorain County Hospital Facilities Refunding
    Revenue Bonds EMH Regional Medical Center
    Series 1995 (AMBAC Insured)                            5.375         2021        2,000,000        2,014,280
 Lucas County Hospital Refunding Revenue Bonds
    St. Vincent Medical Center Series 1993C
    (MBIA Insured)                                         5.25          2022        1,725,000        1,713,098
 Montgomery County Hospital Facility
    Refunding Revenue & Improvement Bonds
    Kettering Medical Center (MBIA Insured)                5.50          2026        2,500,000        2,568,800
 Total                                                                                                6,296,178

 Oklahoma (1.1%)
 McAlester Public Works Authority Oklahoma
    Improvement Refunding Revenue Bonds
    (FSA Insured)                                          5.25       2017-18        2,470,000        2,490,221
 Moore Public Works Authority Refunding
    Revenue Bonds Series 1989 (AMBAC Insured)              7.80          2006        2,700,000        2,890,215
 Total                                                                                                5,380,436


 Pennsylvania (3.3%)
 Harrisburg Authority Dauphin County Revenue Bonds
    Series 1997-II (MBIA Insured)                          5.625         2022        2,000,000        2,079,420
 Pittsburgh Water & Sewer System Authority
    Pre-refunded Revenue Bonds Series 1991A
    (FGIC Insured)                                         6.50          2014       10,000,000       10,981,000
 Robinson Township Municipal Authority Water & Sewer
    Revenue Bonds (FGIC Insured)                           6.00          2019        2,200,000        2,397,868
 Turnpike Commission Pre-refunded Revenue Bonds
    Series 1989K (MBIA Insured)                            7.50          2012        1,000,000        1,083,420
 Total                                                                                               16,541,708

 Rhode Island (0.6%)
 Health & Education Building Corporation
    Higher Education Facility Revenue Bonds
    Series 1996 (MBIA Insured)                             5.625         2026        3,000,000        3,123,450

 South Carolina (0.2%)
 Piedmont Municipal Power Agency Electric
    Refunding Revenue Bonds (FGIC Insured)                 6.25          2021        1,000,000        1,167,740

 Tennessee (1.3%)
 Knox County Health Education & Housing Facility Board
    Hospital Refunding Revenue Bonds Fort Sanders
    Alliance Obligation Group Series 1993 (MBIA Insured)   5.75          2014        3,750,000        4,109,437
 Metropolitan Government Nashville & Davidson County
    Sports Authority Public Improvement Revenue Bonds
    Series 1996 (AMBAC Insured)                            5.75          2017        2,160,000        2,292,970
 Total                                                                                                6,402,407

 Texas (20.0%)
 Austin Airport System Prior Lien Revenue Bonds
    Series 1995A (MBIA Insured) A.M.T.                     6.125         2025        3,000,000        3,235,980
 Austin Combined Utilities System Refunding
    Revenue Bonds Series 1994 (FGIC Insured)               5.75          2024        8,500,000        8,836,345
 Austin Combined Utilities System
    Capital Appreciation Refunding Revenue Bonds
    Zero Coupon Series 1994 (FGIC Insured)                 5.83          2017        5,900,000(f)     2,157,925
 Austin Combined Utilities System Revenue Bonds
    Series 1987 (BIG Insured)                              8.625      2012-17        1,250,000        1,470,438
 Bexar County Health Facility Development Hospital
    Revenue Bonds San Antonio Baptist Memorial
    Hospital System Series 1994 (MBIA Insured)             6.75          2019        5,000,000        5,763,300
 Brazos River Authority Collateralized Pollution Control
    Refunding Revenue Bonds Texas Utility Electric
    Series 1992C (FGIC Insured) A.M.T.                     6.70          2022       14,935,000       16,505,714
 Colorado River Municipal Water District Water System
    Pre-refunded Revenue Bonds Series A
    (AMBAC Insured)                                        6.625         2021        8,900,000        9,541,334
 Corsicana Waterworks & Sewer System
    Refunding Revenue Bonds Series 1997A
    (FGIC Insured)                                         5.75          2022        2,075,000        2,181,261
 Georgetown Combination Tax & Utilities System
    Limited Revenue Certificates of Obligation
    Series 1997 (FGIC Insured)                             5.375         2017        1,000,000        1,021,410
 Harris County Health Facilities Development Hospital
    Revenue Bonds State Children's Hospital
    Series 1989A (MBIA Insured)                            7.00          2019        1,500,000        1,603,980
 Harris County Public Facilities Corporation
    Detention Facility Mortgage Pre-refunded
    Revenue Bonds (MBIA Insured)                           7.80          2011        1,000,000        1,057,500
 Harris County Toll Road Senior Lien Pre-refunded
    Revenue Bonds Series A (AMBAC Insured)                 6.50          2017        8,170,000        9,089,288
 Hillsboro Independent School District
    Unlimited Tax School Building & Refunding
    Revenue Bonds Series 1997 (PSFG Insured)               5.25          2026        1,000,000        1,003,690
 Houston Water & Sewer System
    Junior Lien Refunding Revenue Bonds
    Series 1997A (FGIC Insured)                            5.25          2022        7,210,000        7,215,984
 League City General Obligation Refunding &
    Improvement Bonds Series 1990 (FGIC Insured)           6.25          2013        2,500,000        2,641,800
 Matagorda County Navigation District 1
    Collateralized Pollution Control Revenue Bonds
    Central Power & Light Series 1984A
    (AMBAC Insured)                                        7.50          2014        2,500,000        2,714,975
 Matagorda County Navigation District 1
    Pollution Control Refunding Revenue Bonds
    Houston Light & Power Series E (FGIC Insured)          7.20          2018        2,150,000        2,309,272
 Matagorda County Navigation District 1
    Pollution Control Revenue Bonds Central
    Power & Light Series 1990 (AMBAC Insured) A.M.T.       7.50          2020        2,000,000        2,156,540
 Municipal Power Agency Refunding Revenue Bonds
    Series 1991A (AMBAC Insured)                           6.75          2012        5,250,000        5,752,687
 North Texas Tollway Authority Dallas North Tollway
    System Refunding Revenue Bonds Series 1997A
    (FGIC Insured)                                         5.00          2023        3,565,000        3,480,510
 Turnpike Authority Dallas North Tollway
    Pre-refunded Revenue Bonds Series 1990
    (AMBAC Insured)                                        6.00          2020        5,000,000        5,111,850
 Turnpike Authority Dallas North Tollway Revenue Bonds
    Addison Airport Toll Tunnel Series 1994
    (FGIC Insured)                                         6.60          2023        2,000,000        2,299,980
 University of Houston System Consolidated
    Pre-refunded Revenue Bonds Series 1990A
    (MBIA Insured)                                         7.40          2006        3,160,000        3,377,313
 Total                                                                                              100,529,076

Virginia (3.8%)
 Hanover County Industrial Development Authority
    Memorial Regional Medical Center (MBIA Insured)        5.50          2025        3,800,000        3,890,972
 Loudoun County Sanitation Authority Waste & Sewer
    Refunding Revenue Bonds (MBIA Insured)                 5.25          2030        1,435,000        1,435,000
 New River Valley Regional Jail Authority
    Correctional Facility Revenue Bonds Series 1997
    (MBIA Insured)                                         5.125         2019        1,000,000         990,220
 Portsmouth Redevelopment Housing Authority
    Multi-family Housing Refunding Revenue Bonds
    (FNMA Insured)                                         6.05          2008        5,780,000        6,157,029
 Upper Occoquan Sewer Authority Regional Sewer
    Revenue Bonds Series A (MBIA Insured)                  4.75          2029        4,000,000        3,757,840
 William County Lease Certificate of Participation Bonds
    (MBIA Insured)                                         5.50          2020        2,590,000        2,651,513
 Total                                                                                               18,882,574

 Washington (1.8%)
 Public Power Supply System Non-refunded
    Revenue Bonds Nuclear Project 1 Series A
    (MBIA Insured)                                         7.50          2015        3,000,000        3,210,690
 Public Power Supply System Pre-refunded
    Revenue Bonds Nuclear Project 3 Series 1989A
    (BIG Insured)                                          7.25          2016        1,000,000        1,066,620
 Public Power Supply System Refunding
    Revenue Bonds Nuclear Project 3 Series 1989A
    (BIG Insured)                                          6.00          2018        3,000,000        3,089,160
 Spokane Regional Solid Waste Management System
    Revenue Bonds Series 1989
    (AMBAC Insured) A.M.T.                                 7.75          2011          300,000          315,381
 Spokane Regional Solid Waste Management System
    Revenue Bonds Series 1989
    (AMBAC Insured) A.M.T.                                 7.875         2007        1,250,000        1,319,263
 Total                                                                                                9,001,114

West Virginia (2.7%)
 Board of Regents Registration Fee Pre-refunded
    Revenue Bonds Series 1989B (MBIA Insured)              7.40          2009        2,000,000        2,124,560
 School Building Authority Capital Improvement
    Pre-refunded Revenue Bonds (MBIA Insured)              7.25          2015        3,415,000        3,736,727
 School Building Authority Capital Improvement
    Revenue Bonds Series 1990B (MBIA Insured)              6.75          2017        5,000,000        5,412,150
 State Parkway Economic Development & Tourism
    Authority Parkway Pre-refunded Revenue Bonds
    Series 1989 (FGIC Insured)                             7.125         2019        2,000,000        2,130,840
 Total                                                                                               13,404,277

 Wisconsin (0.5%)
 Center District Sales Tax Appreciation Senior
    Dedicated Bonds Zero Coupon Series A
    (MBIA Insured)                                         6.03       2017-21        7,045,000(f)     2,282,983

 Total municipal bonds
 (Cost: $440,682,497)                                                                              $489,755,266



 Short-term security (0.2%)

 Issuer (d,e)                                    Effective                    Amount                   Value(a)
                                                     yield                payable at
                                                                            maturity
 Municipal note
 Valdez Alaska Marine Terminal Exxon Pipeline
 Series 1985 V.R.
      10-01-25                                       5.00%                 $ 800,000               $    800,000

 Total short-term security
 (Cost: $800,000)                                                                                  $    800,000

 Total investments in securities
 (Cost: $441,482,497)(j)                                                                           $490,555,266


See accompanying notes to investments in securities.


 Investments in securities

 IDS Insured Tax-Exempt Fund

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                              (Unaudited)

 Rating                          12-31-97                     06-30-97

 AAA                                 100%                         100%

 AA                                   --                           --

 A                                    --                           --

 BBB                                  --                           --

 BB and below                         --                           --

 Non-rated                            --                           --

 Total                               100%                         100%

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

AMBAC      --  American Municipal Bond Association Corporation

BIG        --  Bond Investors Guarantee

CGIC       --  Capital Guaranty Insurance Company

FGIC       --  Financial Guarantee Insurance Corporation

FNMA       --  Federal National Mortgage Association

FSA        --  Financial Security Assurance

GNMA       --  Government National Mortgage Association

MBIA       --  Municipal Bond Investors Assurance

PSFG       --  Permanent School Fund Guarantee

(d) The following abbreviations are used in the portfolio descriptions:

A.M.T.     --  Alternative Minimum Tax-- As of Dec. 31, 1997, the value of securities subject to alternative minimum tax represented 19.3% of net assets.

V.R.       --  Variable Rate

(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1997.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 1997. Inverse floaters in the aggregate represent 2.4% of the Fund's net assets as of Dec. 31, 1997.

(i) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                              Notional amount

Sales contracts

Municipal Bonds Index March 1998                                  $20,000,000

(j) At Dec. 31, 1997, the cost of securities for federal income tax purposes was approximately $441,050,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation..........................................$49,505,000
Unrealized depreciation............................................       --
Net unrealized appreciation......................................$49,505,000

                 Board members and officers

                 IDS Insured Tax-Exempt Fund

                 Independent board members and officers

Chairman         William  R.  Pearce*
of the board     Chairman of the board,  Board  Services  Corporation  (provides administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

                 H.  Brewster  Atwater,  Jr.
                 Former chairman and chief executive officer, General Mills, Inc.

                 Lynne  V.  Cheney
                 Distinguished fellow, American Enterprise Institute for Public Policy Research.

                 Heinz F. Hutter
                 Former president and chief operating officer, Cargill, Inc.

                 Anne P. Jones
                 Attorney and telecommunications consultant.

                 Alan K. Simpson
                 Former United States senator for Wyoming.

                 Edson W. Spencer
                 Former chairman and chief executive officer, Honeywell, Inc.

                 Wheelock Whitney
                 Chairman, Whitney Management Company.

                 C. Angus Wurtele
                 Chairman of the board, The Valspar Corporation.

                 Officer

Vice president,  Leslie L. Ogg*
general counsel  President,  treasurer and corporate secretary of Board Services
and secretary    Corporation.

                 Board members and officers associated with AEFC

President        John R. Thomas*
                 Senior vice president, AEFC.

                 William  H.  Dudley*
                 Senior  advisor  to the  chief  executive officer, AEFC.

                 David R. Hubers*
                 President and chief executive officer, AEFC.


                 Officers associated with AEFC

Vice president   Peter J. Anderson*
                 Senior vice  president,  AEFC

Treasurer        Matthew N. Karstetter*
                 Vice president, AEFC

* Interested person as defined by the Investment Company Act of 1940.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed



Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



AMERICAN EXPRESS Financial Advisors


IDS Insured Tax-Exempt Fund
IDS Tower 10
Minneapolis, MN 55440-0010